Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Supplement [Text Block]	fst_SupplementTextBlock

FLEXSHARES TRUST

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

SUPPLEMENT DATED OCTOBER 27, 2017 TO

PROSPECTUS DATED MARCH 1, 2017, AS SUPPLEMENTED

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that each of the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (each a “Fund” and together, “Funds”) pay to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, from the annual rate of 0.20% to 0.18% (expressed as a percentage of the Funds’ average daily net assets), effective November 1, 2017.

1.  FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 105 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

2.	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 110 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fst_SupplementTextBlock

FLEXSHARES TRUST

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

SUPPLEMENT DATED OCTOBER 27, 2017 TO

PROSPECTUS DATED MARCH 1, 2017, AS SUPPLEMENTED

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that each of the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (each a “Fund” and together, “Funds”) pay to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, from the annual rate of 0.20% to 0.18% (expressed as a percentage of the Funds’ average daily net assets), effective November 1, 2017.

1.  FlexShares iBoxx 3-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 105 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund's Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund | FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	60
5 Years	rr_ExpenseExampleYear05	106
10 Years	rr_ExpenseExampleYear10	$ 242
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fst_SupplementTextBlock

FLEXSHARES TRUST

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

SUPPLEMENT DATED OCTOBER 27, 2017 TO

PROSPECTUS DATED MARCH 1, 2017, AS SUPPLEMENTED

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that each of the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (each a “Fund” and together, “Funds”) pay to its investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, from the annual rate of 0.20% to 0.18% (expressed as a percentage of the Funds’ average daily net assets), effective November 1, 2017.

2.	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund

Effective November 1, 2017, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 110 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund's Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund | FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	60
5 Years	rr_ExpenseExampleYear05	106
10 Years	rr_ExpenseExampleYear10	$ 242

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2018. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.